UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                  FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                 Investment Company Act file number:  811-21081

                  ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                Mark R. Manley
                       Alliance Capital Management L.P.
                         1345 Avenue of the Americas
                          New York, New York 10105
                   (Name and address of agent for service)

        Registrant's telephone number, including area code:  (800) 221-5672

                    Date of fiscal year end:  June 30, 2004

                    Date of reporting period:  June 30, 2004


ITEM 1.  REPORTS TO STOCKHOLDERS.


-------------------------------------------------------------------------------
Large-Cap Core
-------------------------------------------------------------------------------


[LOGO] AllianceBernstein (SM)
Investment Research and Management


AllianceBernstein Blended Style Funds
U.S. Large Cap Portfolio


Annual Report -- June 30, 2004

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

August 12, 2004

Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Blended Style Funds U.S. Large Cap Portfolio (the "Fund") for the annual reporting period ended June 30, 2004.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital. The Fund invests primarily in the equity securities of U.S. companies. Under normal circumstances, the Fund will invest at least 80% of its net assets in large-capitalization companies. In managing the Fund, Alliance diversifies the investment portfolio between growth and value equity investment styles. Alliance selects growth and value equity securities by drawing from its fundamental growth and value investment disciplines to construct a single, unified investment portfolio, efficiently diversified between the growth and value equity investment styles. Through this process, Alliance seeks to provide the highest level of long-term return given the associated levels of risk. Normally, approximately 50% of the value of the Fund's portfolio will consist of growth stocks and 50% of value stocks, although this allocation will vary within a narrow range around this 50/50 target. Beyond this range, Alliance will rebalance the Fund's portfolio as necessary to maintain this targeted allocation.

Investment Results

The table on page 4 shows the Fund's performance compared to its benchmark, the Standard & Poor's (S&P) 500 Stock Index, for the six- and 12-month periods ended June 30, 2004.

During both the six- and 12-month periods ended June 30, 2004, the Fund underperformed the S&P 500 Stock Index (see page 4 for Fund and benchmark returns).

The Fund's underperformance during the 12-month reporting period ended June 30, 2004 stemmed primarily from a weak showing in the growth portion of the Fund's investment portfolio, which was hurt by its low exposure to the small-capitalization, high-beta and low-quality stocks that performed strongly during the latter half of 2003. As our large-cap growth team manages with a quality bias, we typically avoid these kinds of stocks. Additionally, both sector and stock selection detracted from the Fund's performance during the reporting period, particularly in health care and consumer discretionary stocks.

During the six-month period ended June 30, 2004, the value segment of the Fund's investment portfolio meaningfully outperformed the benchmark, while the growth segment of the portfolio trailed the market. Security selection was an overall positive contributor to the Fund's performance during the six-month period, with favorable selection in financials and information technology offset by negative selection among securities in the consumer staples and health care sectors. In addition, sector selection was a small negative contributor.

Market Review and Investment Strategy

U.S. stocks edged higher during the first half of 2004, with the S&P 500 Stock Index rising 3.44% through June 30, 2004. Energy stocks have led the


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 1 market so far in 2004 due to rising oil prices. Other strong performers included internet-related stocks, construction and building products and wireless telecom companies. Laggards included capital markets financials, semiconductors and media stocks. Large-capitalization stocks showed some life, outperforming small-capitalization stocks during the second quarter of 2004 after meaningfully underperforming them during 2003 and the first quarter of 2004.

Although market anxiety increased in the first quarter of 2004, there are still no major industrial or economic stresses creating big value themes. Thus, the value opportunity, as we measure it, remains lower than average, and our value team has taken less risk than usual. With quality growth stocks selling at unusually low valuations, our growth managers have become somewhat more aggressive in their stock selection for the Fund's investment portfolio. They have trimmed some steady-growth holdings and redeployed the assets into more aggressive technology and internet holdings. Hence, the growth portion of the Fund's investment portfolio is contributing much more of the risk in the Fund's blended investment portfolio.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Class R and Advisor Class shares will vary due to different expenses associated with these classes. Performance assumes reinvestment of distributions and does not account for taxes. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses on an annual basis to 1.65%, 2.35%, 2.35%, 1.85% and 1.35% of the average daily net assets of Class A, Class B, Class C, Class R and Advisor Class shares, respectively. This waiver extends through the Fund's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Fund's expenses would have been higher and its performance would have been lower than that shown above.

Benchmark Disclosure: The unmanaged S&P 500 Stock Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Stock Index includes 500 U.S. stocks and is a common measure of the performance of the overall U.S. stock market. Investors cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including the Fund.

A Word About Risk: Neither growth investing nor value investing guarantees a profit or eliminates risk. Growth stocks can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations. If a growth stock company should fail to meet these high earnings expectations, the price of these stocks can be severely negatively affected. Not all companies whose stocks are considered to be value stocks are able to turn their business around or successfully employ corrective strategies, which would result in stock prices that do not rise as initially expected. The Fund concentrates its investments in a limited number of issues and an investment in the Fund is therefore subject to greater risk and volatility than investments in a more diversified portfolio. Because the Fund allocates its investments between "growth" and "value" stocks, an investment in the Fund is subject to the risk that this allocation will result in lower returns during periods when one style is outperforming another than if the Fund had invested entirely in the outperforming style. The costs associated with this systematic rebalancing may be significant over time. The Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 3

                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)


                                                             Returns
THE FUND VS. ITS BENCHMARK                            -------------------------
PERIODS ENDED JUNE 30, 2004                            6 Months     12 Months
-------------------------------------------------------------------------------
AllianceBernstein Blended Style Funds
U.S. Large Cap Portfolio
   Class A                                               2.71%        13.88%
-------------------------------------------------------------------------------
   Class B                                               2.30%        13.11%
-------------------------------------------------------------------------------
   Class C                                               2.30%        13.11%
-------------------------------------------------------------------------------
S&P 500 Stock Index                                      3.44%        19.10%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE FUND
7/15/02* TO 6/30/04


S&P 500 Stock Index: $12,819
AllianceBernstein Blended Style Funds U.S. Large Cap Portfolio Class A: $11,663


[THE FOLLOWING TABLE WAS DEPICTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


                        AllianceBernstein Blended
                        Style Funds U.S. Large Cap
                            Portfolio Class A          S&P 500 Stock Index
-------------------------------------------------------------------------------
          7/15/02*               $  9,575                    $ 10,000
          6/30/03                $ 10,241                    $ 10,763
          6/30/04                $ 11,663                    $ 12,819


*  Since inception of the Fund's Class A shares on 7/15/02.

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Blended Style Funds U.S. Large Cap Portfolio Class A shares (from 7/15/02* to 6/30/04) as compared to the performance of an appropriate broad-based index.


See Historical Performance and Benchmark disclosures on previous page. (Historical Performance continued on next page)


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

                                                         Historical Performance
-------------------------------------------------------------------------------

HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2004

--------------------------------------------------------------
                            NAV Returns        SEC Returns
Class A Shares
1 Year                         13.88%              9.08%
Since Inception*               10.59%              8.19%

Class B Shares
1 Year                         13.11%              9.11%
Since Inception*                9.84%              8.43%

Class C Shares
1 Year                         13.11%             12.11%
Since Inception*                9.84%              9.84%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (JUNE 30, 2004)

--------------------------------------------------------------
Class A Shares
1 Year                                             9.08%
Since Inception*                                   8.19%

Class B Shares
1 Year                                             9.11%
Since Inception*                                   8.43%

Class C Shares
1 Year                                            12.11%
Since Inception*                                   9.84%


*  Inception date: 7/15/02 for Class A, B and C shares.


See Historical Performance and Benchmark disclosures on page 3.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 5

                                                              Portfolio Summary
-------------------------------------------------------------------------------

PORTFOLIO SUMMARY
June 30, 2004


INCEPTION DATES
Class A Shares
7/15/02
Class B Shares
7/15/02
Class C Shares
7/15/02


PORTFOLIO STATISTICS
Net Assets ($mil): $174.6


SECTOR BREAKDOWN*
     23.8%   Technology
     22.5%   Finance
     12.3%   Health Care
     12.2%   Consumer Services
      6.5%   Energy
      6.3%   Consumer Staples                 [PIE CHART OMITTED]
      5.3%   Capital Goods
      4.0%   Utilities
      2.5%   Consumer Manufacturing
      2.1%   Transportation
      1.6%   Multi-Industry

      0.9%   Short-Term


* All data is as of June 30, 2004. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

                                                           Ten Largest Holdings
-------------------------------------------------------------------------------

TEN LARGEST HOLDINGS
June 30, 2004


                                                                    Percent of
Company                                          U.S. $ Value       Net Assets
_______________________________________________________________________________

General Electric Co.                             $  9,234,000           5.3%
-------------------------------------------------------------------------------
Citigroup, Inc.                                     7,928,250           4.5
-------------------------------------------------------------------------------
Pfizer, Inc.                                        7,781,560           4.4
-------------------------------------------------------------------------------
Intel Corp.                                         6,817,200           3.9
-------------------------------------------------------------------------------
Dell, Inc.                                          6,390,288           3.7
-------------------------------------------------------------------------------
Microsoft Corp.                                     6,140,400           3.5
-------------------------------------------------------------------------------
American International Group, Inc.                  6,058,800           3.5
-------------------------------------------------------------------------------
Cisco Systems, Inc.                                 5,759,100           3.3
-------------------------------------------------------------------------------
Bank of America Corp.                               5,161,820           3.0
-------------------------------------------------------------------------------
Lowe's Cos., Inc.                                   5,018,525           2.9
-------------------------------------------------------------------------------
                                                 $ 66,289,943          38.0%


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 7

                                                       Portfolio of Investments
-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
June 30, 2004

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS-99.7%

Technology-22.8%
Communication Equipment-5.5%
ADC Telecommunications, Inc.(a)                       625,000     $   1,775,000
Cisco Systems, Inc.(a)                                243,000         5,759,100
Juniper Networks, Inc.(a)                              85,000         2,088,450
                                                                  -------------
                                                                      9,622,550
                                                                  -------------
Computer Hardware/Storage-5.6%
Dell, Inc.(a)                                         178,400         6,390,288
Hewlett-Packard Co.                                   160,000         3,376,000
                                                                  -------------
                                                                      9,766,288
                                                                  -------------
Contract Manufacturing-2.5%
Flextronics International Ltd. (Singapore)(a)         165,000         2,631,750
Solectron Corp.(a)                                    280,000         1,811,600
                                                                  -------------
                                                                      4,443,350
                                                                  -------------
Semiconductor Components-3.9%
Intel Corp.                                           247,000         6,817,200
                                                                  -------------
Software-5.3%
Electronic Arts, Inc.(a)                               57,900         3,158,445
Microsoft Corp.                                       215,000         6,140,400
                                                                  -------------
                                                                      9,298,845
                                                                  -------------
                                                                     39,948,233
                                                                  -------------
Finance-22.7%
Banking - Money Center-1.8%
JP Morgan Chase & Co.                                  79,700         3,089,969
                                                                  -------------
Banking - Regional-3.0%
Bank of America Corp.                                  61,000         5,161,820
                                                                  -------------
Brokerage & Money Management-0.7%
Lehman Brothers Holdings, Inc.                         17,000         1,279,250
                                                                  -------------
Insurance-8.9%
American International Group, Inc.                     85,000         6,058,800
Manulife Financial Corp. (Canada)                      65,712         2,661,336
MetLife, Inc.                                          69,000         2,473,650
PartnerRe Ltd. (Bermuda)                               19,500         1,106,235
The Chubb Corp.                                        48,500         3,306,730
                                                                  -------------
                                                                     15,606,751
                                                                  -------------
Mortgage Banking-1.7%
Fannie Mae                                             27,000         1,926,720
Freddie Mac                                            15,100           955,830
                                                                  -------------
                                                                      2,882,550
                                                                  -------------


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Miscellaneous-6.6%
Citigroup, Inc.                                       170,500     $   7,928,250
MBNA Corp.                                            140,000         3,610,600
                                                                  -------------
                                                                     11,538,850
                                                                  -------------
                                                                     39,559,190
                                                                  -------------
Healthcare-12.4%
Biotechnology-2.3%
Amgen, Inc.(a)                                         72,050         3,931,769
                                                                  -------------
Drugs-5.7%
GlaxoSmithKline Plc. (ADR) (United Kingdom)            53,000         2,197,380
Pfizer, Inc.                                          227,000         7,781,560
                                                                  -------------
                                                                      9,978,940
                                                                  -------------
Medical Products-2.3%
Boston Scientific Corp.(a)                             42,000         1,797,600
St. Jude Medical, Inc.(a)                              28,800         2,178,720
                                                                  -------------
                                                                      3,976,320
                                                                  -------------
Medical Services-2.1%
UnitedHealth Group, Inc.                               60,000         3,735,000
                                                                  -------------
                                                                     21,622,029
                                                                  -------------
Consumer Services-12.2%
Broadcasting & Cable-3.0%
Comcast Corp. Special Cl. A(a)                         76,000         2,098,360
Time Warner, Inc.(a)                                   40,100           704,958
Viacom, Inc. Cl.B                                      66,000         2,357,520
                                                                  -------------
                                                                      5,160,838
                                                                  -------------
Retail - General Merchandise-6.5%
eBay, Inc.(a)                                          31,900         2,933,205
Lowe's Cos., Inc.                                      95,500         5,018,525
Wal-Mart Stores, Inc.                                  66,000         3,482,160
                                                                  -------------
                                                                     11,433,890
                                                                  -------------
Miscellaneous-2.7%
Yahoo!, Inc.(a)                                       130,000         4,722,900
                                                                  -------------
                                                                     21,317,628
                                                                  -------------
Energy-6.6%
Domestic Integrated-1.1%
Occidental Petroleum Corp.                             40,000         1,936,400
                                                                  -------------
International-4.2%
BP Plc. (ADR) (United Kingdom)                         73,000         3,910,610
ChevronTexaco Corp.                                    36,000         3,387,960
                                                                  -------------
                                                                      7,298,570
                                                                  -------------
Miscellaneous-1.3%
ConocoPhillips                                         30,000         2,288,700
                                                                  -------------
                                                                     11,523,670
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 9

                                                       Portfolio of Investments
-------------------------------------------------------------------------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Capital Goods-6.4%
Electrical Equipment-1.1%
Cooper Industries Ltd., Cl.A (Bermuda)                 32,000     $   1,901,120
                                                                  -------------
Miscellaneous-5.3%
General Electric Co.                                  285,000         9,234,000
                                                                  -------------
                                                                     11,135,120
                                                                  -------------
Consumer Staples-6.3%
Beverages-0.8%
PepsiCo, Inc.                                          25,000         1,347,000
                                                                  -------------
Retail - Food & Drug-3.8%
Safeway, Inc.(a)                                      150,800         3,821,272
SUPERVALU, Inc.                                        41,000         1,255,010
The Kroger Co.(a)                                      92,300         1,679,860
                                                                  -------------
                                                                      6,756,142
                                                                  -------------
Tobacco-1.7%
Altria Group, Inc.                                     59,000         2,952,950
                                                                  -------------
                                                                     11,056,092
                                                                  -------------
Utilities-4.0%
Electric & Gas Utility-3.0%
American Electric Power Co., Inc.                      64,000         2,048,000
Entergy Corp.                                          28,000         1,568,280
PPL Corp.                                              35,000         1,606,500
                                                                  -------------
                                                                      5,222,780
                                                                  -------------
Telephone Utility-1.0%
Sprint Corp. (FON Group)                              104,500         1,839,200
                                                                  -------------
                                                                      7,061,980
                                                                  -------------
Consumer Manufacturing-2.5%
Auto & Related-2.5%
Lear Corp.                                             27,000         1,592,730
Magna International, Inc. Cl. A (Canada)               32,400         2,759,508
                                                                  -------------
                                                                      4,352,238
                                                                  -------------
Transportation-2.1%
Railroad-2.1%
CSX Corp.                                              41,800         1,369,786
Norfolk Southern Corp.                                 86,000         2,280,720
                                                                  -------------
                                                                      3,650,506
                                                                  -------------
Multi-Industry Companies-1.7%
Textron, Inc.                                          49,000         2,908,150
                                                                  -------------
Total Common Stocks
  (cost $151,028,408)                                               174,134,836
                                                                  -------------


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

                                                       Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Principal
                                                       Amount
                                                        (000)      U.S. $ Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-0.9%
Time Deposit-0.9%
The Bank of New York
  0.563%, 7/01/04
  (cost $1,529,000)                                   $ 1,529     $   1,529,000
                                                                  -------------
Total Investments-100.6%
  (cost $152,557,408)                                               175,663,836
Other assets less liabilities-(0.6%)                                 (1,031,882)
                                                                  -------------
Net Assets-100%                                                   $ 174,631,954
                                                                  =============


(a)  Non-income producing security.

Glossary:

ADR - American Depositary Receipt

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 11

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
June 30, 2004

ASSETS
Investments in securities, at value (cost $152,557,408)           $ 175,663,836
Cash                                                                        723
Receivable for investment securities sold                               868,367
Receivable for capital stock sold                                       578,142
Dividends and interest receivable                                       223,192
                                                                  -------------
Total assets                                                        177,334,260
                                                                  -------------
LIABILITIES
Payable for investment securities purchased                           1,592,417
Payable for capital stock redeemed                                      784,805
Distribution fee payable                                                103,029
Advisory fee payable                                                     92,191
Transfer agent fee payable                                               13,649
                                                                  -------------
Accrued expenses and other liabilities                                  116,215
                                                                  -------------
Total liabilities                                                     2,702,306
                                                                  -------------
Net Assets                                                        $ 174,631,954
                                                                  =============
COMPOSITION OF NET ASSETS
Capital stock, at par                                             $      14,498
Additional paid-in capital                                          147,236,887
Distributions in excess of net investment income                        (13,213)
Accumulated net realized gain on investment transactions              4,287,354
Net unrealized appreciation of investments                           23,106,428
                                                                  -------------
                                                                  $ 174,631,954
                                                                  =============
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share
  ($54,955,845/4,527,915 shares of capital stock issued
  and outstanding)                                                       $12.14
Sales charge--4.25% of public offering price                                .54
                                                                         ------
Maximum offering price                                                   $12.68
                                                                         ======
Class B Shares
Net asset value and offering price per share
  ($67,550,968/5,634,540 shares of capital stock issued
  and outstanding)                                                       $11.99
                                                                         ======
Class C Shares
Net asset value and offering price per share
  ($42,854,057/3,574,326 shares of capital stock issued
  and outstanding)                                                       $11.99
                                                                         ======
Class R Shares
Net asset value and offering price per share
  ($9,882/815 shares of capital stock issued
  and outstanding)                                                       $12.13
                                                                         ======
Advisor Class Shares
Net asset value redemption and offering price per share
  ($9,261,202/760,510 shares of capital stock issued
  and outstanding)                                                       $12.18
                                                                         ======


See notes to financial statements.


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

                                                        Statement of Operations
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Year Ended June 30, 2004


INVESTMENT INCOME
Dividends (net of foreign taxes
  withheld of $10,382)                            $  2,610,813
Interest                                                17,684     $  2,628,497
                                                  ------------
EXPENSES
Advisory fee                                         1,542,495
Distribution fee--Class A                              152,504
Distribution fee--Class B                              630,269
Distribution fee--Class C                              393,749
Distribution fee--Class R                                   22
Transfer agency                                        246,126
Audit and legal                                        150,118
Custodian                                              134,873
Administrative                                         109,500
Registration                                           104,708
Printing                                                61,394
Directors' fees                                         20,855
Amortization of offering expenses                        7,761
Miscellaneous                                           10,738
                                                  ------------
Total expenses                                       3,565,112
Less: expense offset arrangement
  (see Note B)                                              (5)
Less: expenses waived and reimbursed
  by the Adviser and the Transfer Agent
  (see Note B)                                        (375,989)
                                                  ------------
Net expenses                                                          3,189,118
                                                                   ------------
Net investment loss                                                    (560,621)
                                                                   ------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENT TRANSACTIONS
Net realized gain on investment
  transactions                                                        4,980,979
Net change in unrealized
  appreciation/depreciation
  of investments                                                     15,258,251
                                                                   ------------
Net gain on investment transactions                                  20,239,230
                                                                   ------------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                                       $ 19,678,609
                                                                   ============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 13

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                 For the period
                                                  Year Ended     July 15, 2002*
                                                   June 30,             to
                                                     2004         June 30, 2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment loss                              $    (560,621)   $     (97,228)
Net realized gain on investment
  transactions                                       4,980,979          171,673
Net change in unrealized
  appreciation/depreciation
  of investments                                    15,258,251        7,848,177
                                                 -------------    -------------
Net increase in net assets
  from operations                                   19,678,609        7,922,622

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income
  Class A                                                   -0-         (18,816)
  Class B                                                   -0-          (7,954)
  Class C                                                   -0-          (3,022)
  Advisor Class                                        (22,553)          (4,215)
Net realized gain on investment
  transactions
  Class A                                              (94,385)              -0-
  Class B                                             (118,505)              -0-
  Class C                                              (72,853)              -0-
  Advisor Class                                        (17,222)              -0-

CAPITAL STOCK TRANSACTIONS
Net increase                                        33,457,923      113,832,325
                                                 -------------    -------------
Total increase                                      52,811,014      121,720,940

NET ASSETS
Beginning of period                                121,820,940          100,000
                                                 -------------    -------------
End of period (including distributions in
  excess of net investment income of
  $13,213 and $133, respectively)                $ 174,631,954    $ 121,820,940
                                                 =============    =============


*  Commencement of operations.

See notes to financial statements.


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
June 30, 2004

NOTE A

Significant Accounting Policies

AllianceBernstein Blended Style SeriesU.S. Large Cap Portfolio (the "Fund") was organized under the laws of the State of Maryland on April 24, 2002. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund commenced operations on July 15, 2002. The Fund offers Class A, Class B, Class C, Class R and Advisor Class shares. Effective February 17, 2004, the Fund commenced offering Class R shares. Prior to commencement of operations on July 15, 2002, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") on July 10, 2002, of 10 shares each of Class A, Class B and Class C shares for $100 each, and 9,970 shares of Advisor Class shares for $99,700. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R shares are sold without an initial or contingent deferred sales charge and are offered to certain group retirement plans. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All five classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 15

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Organization and Offering Expenses

Offering expenses of $188,841 have been fully amortized on a straight-line basis over a one year period.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

6. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Class R and Advisor Class shares. Advisor Class shares have no distribution fees.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance


_______________________________________________________________________________

Alliancebernstein blended style funds u.s. large cap portfolio o 17

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an Investment Advisory Agreement, the Fund pays the Adviser a monthly fee at an annual rate of .95% of the first $5 billion, .90% of the excess over $5 billion up to $7.5 billion, .85% of the excess over $7.5 billion up to $10 billion and .80% of the excess over $10 billion of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .65% of the first $2.5 billion, .55% of the next $2.5 billion and .50% in excess of $5 billion, of the average daily net assets of the Fund. For the year ended June 30, 2004, such waiver amounted to $258,917. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

The Fund and the Adviser entered into an Expense Limitation Agreement (the "Agreement"), dated July 15, 2002, under which the Adviser agreed to waive its fees and, if necessary, reimburse expenses of the Fund for the period from April 24, 2002 (date of organization of Fund) through August 31, 2003, to the extent necessary to prevent total fund operating expenses from exceeding the annual rate of 1.65% of average daily net assets for Class A shares, 2.35% of average daily net assets for Class B and Class C shares, 1.85% of average daily net assets for Class R shares and 1.35% of average daily net assets for Advisor Class shares. For the year ended June 30, 2004, there were no fees waived by the Adviser. Under the Agreement, any waivers or reimbursements made by the Adviser during this period are subject to repayment by the Fund in subsequent periods, but no later than August 31, 2005, provided that repayment does not result in the Fund's aggregate expenses exceeding the foregoing expense limitations. Further, the aggregate repayment to the Adviser cannot exceed the sum of the Fund's organization costs and initial offering expenses. For the year ended June 30, 2004, there were no expenses waived and reimbursed by the Adviser that are subject to repayment.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the year ended June 30, 2004, the Adviser agreed to waive its fees for such services. Such waiver amounted to $109,500.


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $151,790 for the year ended June 30, 2004. The Transfer Agent voluntarily agreed to waive a portion of its fees for such services. Such waiver amounted to $7,572.

For the year ended June 30, 2004, the Fund's expenses were reduced by $5 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charge of $5,171 from the sale of Class A shares and received $103,795 and $9,876 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the year ended June 30, 2004.

Brokerage commissions paid on investment transactions for the year ended June 30, 2004, amounted to $215,080, of which $118,086 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares, 1% of the average daily net assets attributable to both Class B and Class C shares and .50% of the average daily net assets attributable to Class R shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $1,642,616 and $480,224 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares and Class R shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 19

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended June 30, 2004, were as follows:

                                                   Purchases          Sales
                                                 =============    =============
Investment securities (excluding
  U.S. government securities)                    $ 103,257,115    $  61,524,272
  U.S. government securities                                -0-              -0-


The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Cost                                                              $ 152,557,408
                                                                  =============

Gross unrealized appreciation                                     $  24,943,124
Gross unrealized depreciation                                        (1,836,696)
                                                                  -------------
Net unrealized appreciation                                       $  23,106,428
                                                                  =============


NOTE E

Capital Stock

There are 24,000,000,000 shares of $.001 par value capital stock authorized, divided into five classes, designated Class A, Class B, Class C, Class R and Advisor Class shares. Each class consists of 6,000,000,000 authorized shares. Transactions in capital stock were as follows:


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended     July 15,      Year Ended       July 15,
                       June 30,     2002(a) to      June 30,       2002(a) to
                         2004      June 30, 2003      2004        June 30, 2003
                     ------------  ------------  --------------  --------------
Class A
Shares sold            1,977,746     3,790,904    $ 22,253,943    $ 37,793,324
-------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends             7,339         1,705          85,202          16,918
-------------------------------------------------------------------------------
Shares converted
  from Class B           128,939        25,212       1,503,782         258,164
-------------------------------------------------------------------------------
Shares redeemed       (1,124,648)     (279,292)    (12,952,774)     (2,719,109)
-------------------------------------------------------------------------------
Net increase             989,376     3,538,529    $ 10,890,153    $ 35,349,297
===============================================================================

(a)  Commencement of operations.


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended      July 15,     Year Ended       July 15,
                       June 30,     2002(a) to      June 30,       2002(a) to
                         2004      June 30, 2003      2004        June 30, 2003
                     ------------  ------------  --------------  --------------
Class B
Shares sold            2,461,200     4,825,576    $ 27,649,705    $ 47,613,542
-------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends             7,346           543          84,548           5,375
-------------------------------------------------------------------------------
Shares converted
  to Class A            (130,150)      (25,321)     (1,503,782)       (258,164)
-------------------------------------------------------------------------------
Shares redeemed       (1,218,317)     (286,347)    (14,010,139)     (2,755,817)
-------------------------------------------------------------------------------
Net increase           1,120,079     4,514,451    $ 12,220,332    $ 44,604,936
===============================================================================

Class C
Shares sold            1,608,514     2,841,318    $ 18,065,607    $ 28,373,392
-------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends             4,007           215          46,116           2,125
-------------------------------------------------------------------------------
Shares redeemed         (749,893)     (129,845)     (8,644,139)     (1,289,832)
-------------------------------------------------------------------------------
Net increase             862,628     2,711,688    $  9,467,584    $ 27,085,685
===============================================================================

Advisor Class
Shares sold              360,286       720,101    $  4,144,350    $  7,296,520
-------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends             2,334           168          27,146           1,667
-------------------------------------------------------------------------------
Shares redeemed         (280,353)      (51,996)     (3,301,642)       (505,780)
-------------------------------------------------------------------------------
Net increase              82,267       668,273    $    869,854    $  6,792,407
===============================================================================


                     February 17,                  February 17,
                      2004(a) to                    2004(a) to
                    June 30, 2004                 June 30, 2004
                     ------------                --------------
Class R
Shares sold                  815                  $     10,000
-------------------------------------------------------------------------------
Shares issued in
  reinvestment
  of dividends                -0-                           -0-
-------------------------------------------------------------------------------
Shares redeemed               -0-                           -0-
-------------------------------------------------------------------------------
Net increase                 815                  $     10,000
===============================================================================

(a) Commencement of distribution.


NOTE F

Risks Involved in Investing in the Fund

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 21

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended June 30, 2004.

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended June 30, 2004 and June 30, 2003 were as follows:

                                                 2004             2003
                                             =============    =============
Distributions paid from:
  Ordinary income                            $     325,518    $      34,007
                                             -------------    -------------
Total taxable distributions                        325,518           34,007
                                             -------------    -------------
Total distributions paid                     $     325,518    $      34,007
                                             -------------    -------------


As of June 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:


Accumulated capital and other losses                          $   4,274,141
Unrealized appreciation/(depreciation)                           23,106,428
                                                              -------------
Total accumulated earnings/(deficit)                          $  27,380,569
                                                              =============

During the current fiscal year, permanent differences, primarily due to a net operating loss, resulted in a net decrease in accumulated net investment loss, a corresponding decrease in accumulated net realized gain on investment transactions and a decrease in additional paid-in capital. This reclassification had no effect on net assets.


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE I

Legal Proceedings

As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 23

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds; including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

                                                           Financial Highlights
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                          Class A
                                               -------------------------------
                                                                   July 15,
                                                Year Ended        2002(a) to
                                                  June 30,         June 30,
                                                    2004             2003
                                               --------------   --------------
Net asset value, beginning of period               $10.68           $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                           .01              .02
Net realized and unrealized gain on
  investment transactions                            1.47              .68
Net increase in net asset value from
  operations                                         1.48              .70
Less: Dividends and Distributions
Dividends from net investment income                   -0-            (.02)
Distributions from net realized gain
  on investments                                     (.02)              -0-
Total dividends and distributions                    (.02)            (.02)
Net asset value, end of period                     $12.14           $10.68

TOTAL RETURN
Total investment return based on net
  asset value(d)                                    13.88%            6.96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                                 $54,956          $37,789
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                                   1.53%            1.65%(e)
  Expenses, before waivers/
    reimbursements                                   1.76%            2.62%(e)
  Net investment income(c)                            .09%             .20%(e)
Portfolio turnover rate                                39%              25%


See footnote summary on page 29.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 25

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                         Class B
                                               -------------------------------
                                                                   July 15,
                                                Year Ended        2002(a) to
                                                  June 30,         June 30,
                                                    2004             2003
                                               --------------   --------------
Net asset value, beginning of period               $10.62           $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)(c)                            (.07)            (.04)
Net realized and unrealized gain on
  investment transactions                            1.46              .67
Net increase in net asset value from
  operations                                         1.39              .63

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                   -0-            (.01)
Distributions from net realized gain
  on investments                                     (.02)              -0-
Total dividends and distributions                    (.02)            (.01)
Net asset value, end of period                     $11.99           $10.62

TOTAL RETURN
Total investment return based on
  net asset value(d)                                13.11%            6.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                                 $67,551          $47,963
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                                   2.25%            2.35%(e)
  Expenses, before waivers/
    reimbursements                                   2.48%            3.28%(e)
  Net investment loss(c)                             (.63)%           (.50)%(e)
Portfolio turnover rate                                39%              25%




See footnote summary on page 29.


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                          Class C
                                               -------------------------------
                                                                   July 15,
                                                 Year Ended       2002(a) to
                                                  June 30,         June 30,
                                                    2004             2003
                                               --------------   --------------
Net asset value, beginning of period               $10.62           $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)(c)                            (.07)            (.04)
Net realized and unrealized gain on
  investment transactions                            1.46              .67
Net increase in net asset value from
  operations                                         1.39              .63
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                   -0-            (.01)
Distributions from net realized gain
  on investments                                     (.02)              -0-
Total dividends and distributions                    (.02)            (.01)
Net asset value, end of period                     $11.99           $10.62

TOTAL RETURN
Total investment return based on
  net asset value(d)                                13.11%            6.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                                 $42,854          $28,806
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                                   2.24%            2.35%(e)
  Expenses, before waivers/
    reimbursements                                   2.47%            3.26%(e)
  Net investment loss(c)                             (.62)%           (.47)%(e)
Portfolio turnover rate                                39%              25%


See footnote summary on page 29.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 27

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                                                   Class R
                                                                 --------------
                                                                  Feburary 17,
                                                                   2004(f) to
                                                                    June 30,
                                                                      2004
                                                                 --------------
Net asset value, beginning of period                                $12.27

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                                          (0.01)
Net realized and unrealized loss on investment transactions          (0.13)
Net decrease in net asset value from operations                      (0.14)
Net asset value, end of period                                      $12.13

TOTAL RETURN
Total investment return based on net asset value(d)                  (1.14)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $10
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(e)                          1.78%
  Expenses, before of waivers/reimbursements(e)                       2.15%
  Net investment income(c)(e)                                         (.12)%
Portfolio turnover rate                                                 39%


See footnote summary on page 29.


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                       Advisor Class
                                               -------------------------------
                                                                   July 15,
                                                 Year Ended       2002(a) to
                                                  June 30,         June 30,
                                                    2004             2003
                                               --------------   --------------
Net asset value, beginning of period               $10.71           $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)(c)                           .04              .04
Net realized and unrealized gain on
  investment transactions                            1.48              .69
Net increase in net asset value from
  operations                                         1.52              .73

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                 (.03)            (.02)
Distributions from net realized gain
  on investments                                     (.02)              -0-
Total dividends and distributions                    (.05)            (.02)
Net asset value, end of period                     $12.18           $10.71

TOTAL RETURN
Total investment return based on
  net asset value(d)                                14.20%            7.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                                  $9,261           $7,263
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                                   1.23%            1.35%(e)
  Expenses, before waivers/
    reimbursements                                   1.46%            4.78%(e)
  Net investment income(c)                            .39%             .48%(e)
Portfolio turnover rate                                39%              25%


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c) Net of fees and expenses waived/reimbursed by the Adviser and the Transfer Agent.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of distribution.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 29

                        Report of Independent Registered Public Accounting Firm
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Board of Directors and Shareholders of AllianceBernstein Blended Style Series U.S. Large Cap Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Blended Style Series U.S. Large Cap Portfolio (the "Fund") at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the period July 15, 2002 (commencement of operations) through June 30, 2003, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 20, 2004


TAX INFORMATION (unaudited)

For the fiscal year ended June 30, 2004 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates a maximum amount of $2,621,195 as qualified dividend income, which is taxed at a maximum rate of 15%.

The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2004. Complete information will be computed and reported in conjunction with your 2004 Form 1099-DIV.


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

                                                             Board of Directors
-------------------------------------------------------------------------------

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Marilyn G. Fedak, Senior Vice President
James G. Reilly, Senior Vice President
Lewis A. Sanders, Senior Vice President
Thomas J.Bardong, Vice President
Seth J. Masters(2), Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller


Custodian

Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissell LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll Free: (800) 221-5672


(1)  Member of the Audit Committee.

(2) Mr. Masters is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 31

                                                         Management of the Fund
-------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.



                                                                               PORTFOLIOS
                                                                                 IN FUND           OTHER
 NAME, AGE OF DIRECTOR,                     PRINCIPAL                             COMPLEX      DIRECTORSHIPS
        ADDRESS                            OCCUPATION(S)                        OVERSEEN BY        HELD BY
  (YEARS OF SERVICE*)                   DURING PAST 5 YEARS                      DIRECTOR         DIRECTOR
--------------------------------------------------------------------------------------------------------------

INTERESTED DIRECTOR

Marc O. Mayer, **, 46               Executive Vice President of                      68             None
1345 Avenue of the                  ACMC since 2001; prior thereto
Americas                            Chief Executive Officer of Sanford
New York, NY 10105                  C. Bernstein & Co., LLC and its
(Elected November 18                predecessor since prior to 1999.
2003)

DISINTERESTED DIRECTORS

William H. Foulk, Jr., #+, 71       Investment Adviser and                          116             None
2 Sound View Drive                  Independent Consultant. Formerly
Suite 100                           Senior Manager of Barrett
Greenwich, CT 06830 (2)             Associates, Inc., a registered
(Chairman of the Board)             investment adviser, with which
                                    he had been associated since
                                    prior to 1999. Formerly Deputy
                                    Comptroller and Chief Investment
                                    Officer of the State of New York
                                    and, prior thereto, Chief
                                    Investment Officer of the New
                                    York Bank for Savings.

Ruth Block, #+, 73                  Formerly an Executive Vice                       96             None
500 S.E. Mizner Blvd.               President and Chief Insurance
Boca Raton, FL 33432 (2)            Officer of The Equitable Life
                                    Assurance Society of the United
                                    States; Chairman and Chief
                                    Executive Officer of Evlico. Director
                                    of Avon, BP (oil and gas), Ecolab
                                    Incorporated (specialty chemicals),
                                    Tandem Financial Group and
                                    Donaldson, Lufkin & Jenrette
                                    Securities Corporation. Formerly
                                    Governor at Large National
                                    Association of Securities
                                    Dealers, Inc.

David H. Dievler, #+, 74            Independent Consultant. Until                   100             None
P.O. Box 167                        December 1994, Senior Vice
Spring Lake, NJ 07762 (2)           President of ACMC responsible
                                    for mutual fund administration.
                                    Prior to joining ACMC in 1984,
                                    Chief Financial Officer of Eberstadt
                                    Asset Management since 1968.
                                    Prior to that, Senior Manager at
                                    Price Waterhouse & Co. Member
                                    of the American Institute of
                                    Certified Public Accountants
                                    since 1953.



_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

                                                         Management of the Fund
-------------------------------------------------------------------------------



                                                                               PORTFOLIOS
                                                                                 IN FUND           OTHER
 NAME, AGE OF DIRECTOR,                     PRINCIPAL                             COMPLEX      DIRECTORSHIPS
        ADDRESS                            OCCUPATION(S)                        OVERSEEN BY        HELD BY
  (YEARS OF SERVICE*)                   DURING PAST 5 YEARS                      DIRECTOR         DIRECTOR
--------------------------------------------------------------------------------------------------------------

DISINTERESTED DIRECTORS
(continued)

John H. Dobkin, #+, 62              Consultant. Formerly a President                 98             None
P.O. Box 12                         of Save Venice, Inc. (preservation
Annandale, NY 12504 (2)             organization) from 2001-2002, Senior
                                    Advisor from June 1999-June 2000
                                    and President of Historic Hudson
                                    Valley (historic preservation) from
                                    December 1989-May 1999.
                                    Previously, Director of the National
                                    Academy of Design and during
                                    1988-1992, Director and Chairman
                                    of the Audit Committee of ACMC.

Clifford L. Michel, #+, 64          Senior Counsel to the law firm of                97        Placer Dome, Inc.
15 St. Bernard's Road               Cahill Gordon & Reindel since
Gladstone, NJ 07934 (2)             February 2001 and a partner of
                                    that firm for more than twenty-five
                                    years prior thereto. President
                                    and Chief Executive Officer of
                                    Wenonah Development Company
                                    (investments) and a Director of
                                    Placer Dome, Inc. (mining).

Donald J. Robinson, #+, 69          Senior Counsel to the law firm of                96             None
98 Hell's Peak Road                 Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161 (2)                since prior to 1999. Formerly a
                                    senior partner and a member
                                    of the Executive Committee of
                                    that firm. Formerly a member
                                    and Chairman of the Municipal
                                    Securities Rulemaking Board and
                                    a Trustee of the Museum of the
                                    City of New York.



*  There is no stated term of office for the Fund's Directors.

** Mr. Mayer is an "interested person", as defined in the 1940 Act, due to his position as Executive Vice President of ACMC, the Fund's investment adviser.

#  Member of the Audit Committee.

+  Member of the Nominating Committee.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 33

                                                         Management of the Fund
-------------------------------------------------------------------------------

Officer Information

Certain information concerning the Fund's Officers is listed below.



       NAME,                            POSITION(S)                       PRINCIPAL OCCUPATION
  ADDRESS* AND AGE                     HELD WITH FUND                      DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------

Marc O. Mayer, 46                   President                       See biography above.

Marilyn G. Fedak, 57                Senior Vice President           Executive Vice President of ACMC***
                                                                    since October 2000. She is head of
                                                                    Sanford C. Bernstein & Co., Inc. Value
                                                                    Equity Business and Co-Chief
                                                                    Investment Officer of U.S. Value
                                                                    Equities. Prior thereto, Chief Investment
                                                                    Officer and Chairman of the U.S. Equity
                                                                    Investment Policy Group at Sanford C.
                                                                    Bernstein & Co., Inc. ("Bernstein") since
                                                                    prior to 1999.

James, G. Reilly, 43                Senior Vice President           Executive Vice President of ACMC,**
                                                                    with which he has been associated
                                                                    since prior to 1999.

Lewis A. Sanders, 57                Senior Vice President           Chief Executive Officer of ACMC**
                                                                    since July 2003. Prior thereto, he was
                                                                    Director, Vice Chairman and Chief
                                                                    Investment Officer of ACMC** since
                                                                    October 2, 2000 and Chief Executive
                                                                    Officer of Sanford C. Bernstein & Co,
                                                                    since prior to 1999.

Thomas J. Bardong, 59               Vice President                  Senior Vice President of ACMC,** with which
                                                                    he has been associated since prior to 1999.

Seth J. Masters, 45                 Vice President                  Executive Vice President of ACMC and
                                                                    Chief Investment Officer of Style Blend
                                                                    and Core Equity Services and headed
                                                                    the U.S. and Global Style Blend teams
                                                                    at ACMC since October 2000. Prior
                                                                    thereto, he was Chief Investment
                                                                    Officer for Emerging Market Value at
                                                                    Sanford C. Bernstein & Co., Inc. since
                                                                    prior to 1999.

Mark R. Manley, 41                  Secretary                       Senior Vice President and Chief
                                                                    Compliance Officer of ACMC, with
                                                                    which he has been associated since
                                                                    prior to 1999.



_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

                                                         Management of the Fund
-------------------------------------------------------------------------------



       NAME,                            POSITION(S)                       PRINCIPAL OCCUPATION
  ADDRESS* AND AGE                     HELD WITH FUND                      DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------

Mark D. Gersten, 53                 Treasurer and Chief             Senior Vice President of AGIS** and a
                                    Financial Officer               Vice President of ABIRM,** with which
                                                                    he has been associated since prior
                                                                    to 1999.

Vincent S. Noto, 39                 Controller                      Vice President of AGIS,** with which he
                                                                    has been associated since prior to 1999.



* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**  ACMC, ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 1-800-227-4618 for a free prospectus or SAI.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO o 35

                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International

All-Asia Investment Fund
Global Research Growth Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.

**  Formerly Conservative Investors Fund.

+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS U.S. LARGE CAP PORTFOLIO
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] AllianceBernstein (SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


ABBSAR0604



ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as
Exhibit 11(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors David H. Dievler and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

       The following table sets forth the aggregate fees billed by the independent auditor, PricewaterhouseCoopers LLP, for the last two fiscal years for professional services rendered for: (i) the audit of the Portfolio's annual financial statements included in the Portfolio's annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Portfolio's financial statements and are not reported under (i), which include multi-class distribution testing, advice and education on accounting and auditing issues, and consent letters; (iii) tax compliance, tax advice and tax return preparation; and (iv) aggregate non-audit services provided to the Portfolio, the Portfolio's Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Portfolio ("Service Affiliates"), which include conducting an annual internal control report pursuant to Statement on Auditing Standards No. 70. No other services were provided to the Portfolio during this period.


                                                           All Fees for
                                                         Non-Audit Services
                                                          Provided to the
                                                           Portfolio, the
                                                               Adviser
                         Audit-Related                       and Service
         Audit Fees       Fees (a) (b)      Tax Fees      Affiliates(a) (b)
         ----------      -------------      --------     ------------------
   2003:  $22,000           $ 7,149         $14,430          $1,189,252
   2004:  $39,000           $10,191         $14,900          $1,107,383


(a) Includes SAS 70 fees and professional services fees for multiple class testing of $3,100 and $1,350, respectively, for the year ended 2003, which were paid to Ernst & Young.

(b) Includes SAS 70 fees and professional services fees for multiple class testing of $3,255 and $1,400, respectively, for the year ended 2004, which were paid to Ernst & Young.

       Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund's Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Portfolio by the Fund's independent auditors. The Fund's Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of a Portfolio. Accordingly, all of the amounts in the table for Audit Fees, Audit-Related Fees and Tax Fees for 2004 are for services pre-approved by the Fund's Audit Committee. The amounts of the Fees for Non-Audit Services provided to the Fund, the Adviser and Service Affiliates in the table for the Portfolio, that were subject to pre-approval by the Audit Committee for 2004 were as follows:


                          Non-Audit Services Pre-Approved
                              by the Audit Committee
                          -------------------------------
                           Audit
                          Related       Tax
                          Fees (a)     Fees      Total(a)
                          --------    -------    --------
                          $256,936    $14,900    $271,836


(a) Includes SAS 70 fees and professional services fees for multiple class testing of $3,255 & $1,400, respectively, for the year ended 2004, which were paid to Ernst & Young.

The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund's independent auditor to the Adviser and Service Affiliates is compatible with maintaining the auditor's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Form N-CSR requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures, effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

       EXHIBIT NO.        DESCRIPTION OF EXHIBIT
       -----------        ----------------------
       11 (a) (1)         Code of ethics that is subject to the disclosure of
                          Item 2 hereof

       11 (b) (1)         Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

       11 (b) (2)         Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

       11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002




                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Blended Style Series, Inc.

By:   /s/ Marc O. Mayer
      ------------------
      Marc O. Mayer
      President

Date: August 30, 2004
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      ------------------
      Marc O. Mayer
      President

Date: August 30, 2004
      ------------------

By:   /s/ Marc O. Mayer
      ------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: August 30, 2004
      ------------------